ACQUISITIONS (Schedule of pro forma information) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Business Combinations [Abstract]
Revenues	$ 127,399	$ 132,483
Net Income (Loss)	$ (1,385)	$ 409